Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONTINUING OPERATIONS
Revenues	$ 1,423	$ 1,311	$ 2,910	$ 2,690
Operating expenses	(1,070)	(964)	(2,161)	(1,916)
Depreciation	(38)	(29)	(72)	(59)
Other operating gains, net	261	14	305	12
Operating profit	447	204	721	472
Finance costs, net:
Net interest expense	(37)	(81)	(72)	(159)
Other finance (costs) income	(18)	14	(29)	21
Income before tax and equity method investments	392	137	620	334
Share of post-tax (losses) earnings in equity method investments	(126)	2	(223)	4
Tax (expense) benefit	(50)	3	(55)	(24)
Earnings from continuing operations	216	142	342	314
(Loss) earnings from discontinued operations, net of tax	(27)	515	(37)	32
Net earnings	189	657	305	346
Earnings attributable to:
Common shareholders	$ 189	625	$ 305	286
Non-controlling interests		$ 32		$ 60
Basic earnings (loss) per share:
From continuing operations	$ 0.43	$ 0.20	$ 0.68	$ 0.44
From discontinued operations	(0.05)	0.68	(0.08)	(0.04)
Basic earnings per share	0.38	0.88	0.60	0.40
Diluted earnings (loss) per share:
From continuing operations	0.43	0.20	0.68	0.44
From discontinued operations	(0.06)	0.68	(0.08)	(0.04)
Diluted earnings per share	$ 0.37	$ 0.88	$ 0.60	$ 0.40
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (104)	$ (100)	$ (209)	$ (198)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (25)	$ (28)	$ (52)	$ (57)